Effects of changes in currency exchange rate (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current liabilities [abstract]
Other financial liabilities	$ 458,269,843	$ 412,876,856
Non-current lease liabilities	29,009,023	27,200,272
Trade and other non-current payables	29,457	19,875
Other non-current provisions	451,079	488,465
Deferred tax liabilities	118,085,671	118,729,946
Provisions for employee benefits	34,274,997	35,678,357
Total non-current liabilities	640,120,070	594,993,771
Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	114,736,586	86,716,112
Non-current lease liabilities	8,224,925	5,960,765
Trade and other non-current payables	19,333	3,256
Other non-current provisions	133,291	143,796
Deferred tax liabilities	34,182,696	31,305,203
Provisions for employee benefits	8,888	2,686,252
Total non-current liabilities	157,305,719	126,815,384
Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	118,509,715	111,323,413
Non-current lease liabilities	2,535,945	3,404,844
Trade and other non-current payables	10,124	0
Other non-current provisions	207,794	205,432
Deferred tax liabilities	13,619,993	13,876,236
Provisions for employee benefits	0	0
Total non-current liabilities	134,883,571	128,809,925
Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	225,023,542	214,837,331
Non-current lease liabilities	18,248,153	17,834,663
Trade and other non-current payables	0	16,619
Other non-current provisions	109,994	139,237
Deferred tax liabilities	70,282,982	73,548,507
Provisions for employee benefits	34,266,109	32,992,105
Total non-current liabilities	347,930,780	339,368,462
Chilean Pesos [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	97,171,626	60,275,676
Non-current lease liabilities	277,646	502,314
Trade and other non-current payables	19,333	0
Other non-current provisions	0	1,860
Deferred tax liabilities	28,097,076	26,469,287
Provisions for employee benefits	0
Total non-current liabilities	125,565,681	87,249,137
Chilean Pesos [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	4,637,940	6,282,208
Non-current lease liabilities	0	43,817
Trade and other non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	9,562,912	10,652,292
Provisions for employee benefits	0	0
Total non-current liabilities	14,200,852	16,978,317
Chilean Pesos [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Non-current lease liabilities	0	26,094
Trade and other non-current payables	0	16,619
Other non-current provisions	0	0
Deferred tax liabilities	45,514,148	52,725,728
Provisions for employee benefits	32,099,446	30,367,434
Total non-current liabilities	77,613,594	83,135,875
Unidades de Fomento | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	12,533,802	11,820,381
Non-current lease liabilities	4,531,720	3,530,082
Trade and other non-current payables	0	0
Total non-current liabilities	17,065,522	15,350,463
Unidades de Fomento | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	105,188,583	98,892,057
Non-current lease liabilities	2,045,709	2,547,674
Trade and other non-current payables	10,124	0
Total non-current liabilities	107,244,416	101,439,731
Unidades de Fomento | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	222,179,075	214,070,902
Non-current lease liabilities	16,786,392	16,435,858
Trade and other non-current payables	0	0
Total non-current liabilities	238,965,467	230,506,760
US Dollar [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	747,267	9,945,156
Non-current lease liabilities	2,993,102	1,696,081
Total non-current liabilities	3,740,369	11,641,237
US Dollar [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	2,201,157	0
Non-current lease liabilities	447,091	803,996
Total non-current liabilities	2,648,248	803,996
US Dollar [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Non-current lease liabilities	1,461,761	1,372,711
Total non-current liabilities	1,461,761	1,372,711
Argentinean Pesos | Over 1 year to 3 years
Non-current liabilities [abstract]
Non-current lease liabilities	217,856	64,341
Other non-current provisions	0	26,111
Deferred tax liabilities	6,077,525	4,829,140
Provisions for employee benefits	0	1,421,900
Total non-current liabilities	6,295,381	6,341,492
Argentinean Pesos | Over 3 years to 5 years
Non-current liabilities [abstract]
Non-current lease liabilities	0	9,357
Other non-current provisions	207,794	205,432
Deferred tax liabilities	4,051,684	3,219,427
Provisions for employee benefits	0	0
Total non-current liabilities	4,259,478	3,434,216
Argentinean Pesos | Over 5 years
Non-current liabilities [abstract]
Non-current lease liabilities	0	0
Other non-current provisions	109,994	139,237
Deferred tax liabilities	21,810,152	17,184,741
Provisions for employee benefits	2,166,663	2,624,671
Total non-current liabilities	24,086,809	19,948,649
Uruguay Peso en Unidades Indexadas [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Deferred tax liabilities	0	0
Uruguay Peso en Unidades Indexadas [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	0	0
Uruguay Peso en Unidades Indexadas [Member] | Over 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	777,325	705,186
Uruguayan Peso [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other non-current provisions	144,630	0
Deferred tax liabilities	133,291	115,825
Total non-current liabilities	277,921	115,825
Uruguayan Peso [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other non-current provisions	43,145	0
Deferred tax liabilities	0	0
Total non-current liabilities	43,145	0
Uruguayan Peso [Member] | Over 5 years
Non-current liabilities [abstract]
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Total non-current liabilities	777,325	705,186
Paraguayan Pesos [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Deferred tax liabilities	8,095	6,776
Provisions for employee benefits	0	368,744
Total non-current liabilities	8,095	375,520
Paraguayan Pesos [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	5,397	4,517
Provisions for employee benefits	0	0
Total non-current liabilities	5,397	4,517
Paraguayan Pesos [Member] | Over 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	486,768	407,465
Provisions for employee benefits	0	0
Total non-current liabilities	486,768	407,465
Bolivianboliviano [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	4,147,508	4,674,899
Trade and other non-current payables	0	3,256
Deferred tax liabilities	0	0
Provisions for employee benefits	8,888	895,608
Total non-current liabilities	4,156,396	5,573,763
Bolivianboliviano [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	5,530,009	6,149,148
Trade and other non-current payables	0	0
Deferred tax liabilities	0	0
Provisions for employee benefits	0	0
Total non-current liabilities	5,530,009	6,149,148
Bolivianboliviano [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	2,844,467	766,429
Trade and other non-current payables	0	0
Deferred tax liabilities	1,694,589	2,525,387
Provisions for employee benefits	0	0
Total non-current liabilities	4,539,056	3,291,816
Euros [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	136,383	0
Non-current lease liabilities	59,971	167,947
Total non-current liabilities	196,354	167,947
Euros [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	952,026	0
Non-current lease liabilities	0	0
Total non-current liabilities	952,026	0
Euros [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Non-current lease liabilities	0	0
Total non-current liabilities	$ 0	$ 0